Share-based payment (Details 2) - Variable Compensations [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding share options, beginning balance	43,494,634	44,230,077
New	20,149,613	21,725,220
Delivered	(20,728,831)	(22,097,907)
Cancelled	(714,417)	(362,756)
Closing balance	42,200,999	43,494,634
Weighted average of remaining contractual life (years)	10 months 2 days	10 months 20 days
Market value weighted average	$ 32.50	$ 25.76